Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Trade receivables			$ 1,649	$ 3,866
Contract assets		254	893	694
Other current assets		67	66
Prepayments		79	277	787
Other receivables		9,644	4,027	3,055
Deposits				504
Current tax receivable			175	182
Total	$ 10,268	$ 10,044	$ 7,087	$ 9,088